Stock Repurchase Program (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 23, 2025	Feb. 26, 2025	Jun. 14, 2024	Apr. 24, 2024	Nov. 07, 2023	Jun. 01, 2023
Equity, Class of Treasury Stock [Line Items]
Remaining number of shares (in shares)	926,696
Repurchased common stock acquired (in shares)	873,304	365,116	4,242,693
Average cost of treasury stock (usd per share)	$ 15.29	$ 16.14	$ 18.97
Treasury stock acquired	$ 13,351	$ 5,894	$ 80,497
Northfield Bancorp, Inc. [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount				$ 10,000	$ 5,000	$ 10,000	$ 5,000	$ 7,500	$ 10,000
Average cost of treasury stock (usd per share)	$ 11.61	$ 10.24	$ 11.99
Treasury stock acquired			$ 36,869
Stock Repurchases Related To Employee Stock Plans [Member] | Northfield Bancorp, Inc. [Member]
Equity, Class of Treasury Stock [Line Items]
Remaining number of shares (in shares)	0
Repurchased common stock acquired (in shares)	19,177	19,503	12,307
Average cost of treasury stock (usd per share)	$ 11.71	$ 11.88	$ 14.6
2024 Stock Repurchase Program | Northfield Bancorp, Inc. [Member]
Equity, Class of Treasury Stock [Line Items]
Repurchased common stock acquired (in shares)	1,302,619	1,802,072
Average cost of treasury stock (usd per share)	$ 11.61	$ 10.24
Excise tax (USD per share)	$ 0.09	$ 0.21
Treasury stock acquired	$ 15,100	$ 18,400
2023 Stock Repurchase Program | Northfield Bancorp, Inc. [Member]
Equity, Class of Treasury Stock [Line Items]
Repurchased common stock acquired (in shares)			3,074,332
Average cost of treasury stock (usd per share)			$ 11.99
Treasury stock acquired			$ 36,900